ACQUISITIONS - Schedule of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Millions	Jan. 25, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition [Line Items]
Goodwill		$ 349.8	$ 332.1	$ 320.8
Muuto Acquisition
Business Acquisition [Line Items]
Cash	$ 7.6
Customer receivables	8.6
Inventory	11.1
Other current assets	0.4
Property, plant, and equipment, net	1.3
Intangible assets	135.6
Other non-current assets	0.3
Total assets acquired	164.9
Accounts payable	3.4
Other current liabilities	10.6
Deferred income taxes	29.9
Total liabilities assumed	43.9
Net assets acquired	121.0
Purchase price	315.3
Goodwill	$ 194.3